Loan Principal and Financing Service Fee Receivables - Loan Principal and Financing Service Fee Receivables (Detail)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Short-term loan principal and financing service fee receivables:
Loan principal and financing service fee receivables	¥ 2,639,004,889	$ 414,117,453	¥ 4,789,696,238
Less: allowance for loan principal and financing service fee receivables	(267,039,108)	(41,904,263)	(849,234,936)
Short-term loan principal and financing service fee receivables, net	¥ 2,371,965,781	$ 372,213,190	¥ 3,940,461,302